Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2021	2022	2023
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(16.9)%	(17.2)%	(28.9)%
Permanent book — tax difference	(6.1)%	4.1%	29.0%
Difference in EIT rates of certain subsidiaries	(2.5)%	(12.0)%	(26.2)%
Total	(0.5)%	(0.1)%	(1.1)%

Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign

The loss before income tax expenses (benefit) for domestic and foreign components’ are as follows:

	Year ended December 31,
	2021	2022	2023
Domestic	870,174	316,425	(49,736)
Foreign	363,757	597,974	237,075
Total	1,233,931	914,399	187,339

Schedule of Current and Deferred Portions of Income Tax Expense (Benefit)

The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2021	2022	2023
Current income tax expense	5,453	1,355	377
Deferred income tax benefit	(2,403)	(2,403)	(2,403)
Income tax expense (benefit)	3,050	(1,048)	(2,026)

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2022	December 31, 2023
Deductible temporary difference to accruals and others	522,575	518,990
Tax losses carried forward	978,345	913,576
Less: Valuation allowance	(1,500,920)	(1,432,566)
Total of deferred tax assets	-	-

Taxable temporary difference related to acquired right to operate an online audio/video content platform	14,019	11,616
Total of deferred tax liabilities	14,019	11,616

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Year ended December 31,
	2021	2022	2023
Beginning balance	1,056,253	1,309,962	1,500,920
Current year additions	434,837	287,018	59,096
Current year reversals	(181,128)	(96,060)	(127,450)
Ending balance	1,309,962	1,500,920	1,432,566